SHARE-BASED PAYMENTS	12 Months Ended
Jun. 30, 2024
SHARE-BASED PAYMENTS [Abstract]
SHARE-BASED PAYMENTS
18.	SHARE-BASED PAYMENTS

(a)	Recognised share-based payment expense

From time to time, the Group grants ordinary shares (“Shares”), unlisted options (“Options”), performance rights (“Rights”), and restricted stock units (“RSUs”) to officers, employees, consultants and other key advisors as part of remuneration and incentive arrangements. The number of Shares, Options, Rights, and RSUs granted, and the terms of the Shares, Options, Rights, and RSUs granted are determined by the Board. Shareholder approval is sought where required.

During fiscal 2024, fiscal 2023, and fiscal 2022 the following equity-settled share-based payments have been recognized in profit or loss:

	2024 US$	2023 US$	2022 US$
Expense arising from staff remuneration arrangements	(3,791,541)	(2,589,413)	(8,340,328)
Total expense arising from equity-settled share-based payment transactions	(3,791,541)	(2,589,413)	(8,340,328)

(b)	Summary of securities granted as share-based payments

The following table illustrates the number and weighted average exercise prices (“WAEP”) of Options, Rights, and RSUs granted as share-based payments during fiscal 2024, fiscal 2023, and fiscal 2022:

	2024 Number	2024 WAEP	2023 Number	2023 WAEP	2022 Number	2022 WAEP
Outstanding at beginning of year	52,981,743	(A$0.14)	52,044,000	A$0.12	54,749,214	A$0.19
Options granted during the year	-	-	1,424,372	A$1.03	600,000	A$1.33
Rights granted during the year	4,021,000	-	1,935,000	-	11,295,000	-
RSUs granted during the year	3,894,124	-	424,372	-	600,000	-
Listed Options exercised during the year			-	-	(12,606,704)	(A$0.20)
Options exercised during the year	(11,262,000)	(A$0.35)	(2,237,000)	(A$0.26)	(2,576,000)	(A$0.22)
Rights converted during the year	(5,147,665)	-	(329,000)	-	-	-
RSUs converted during the year	(341,461)	-	(200,001)	-	-	-
Listed Options expired during the year	-	-	-	-	(17,510)	(A$0.20)
Rights lapsed during the year	(550,000)	-	(80,000)	-	-	-
Outstanding at end of year	43,595,741	A$0.08	52,981,743	(A$0.14)	52,044,000	A$0.12

The following Options, Rights and RSUs were granted as share-based payments during fiscal 2024, fiscal 2023, and fiscal 2022:

2024	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Vesting Hurdle (30-day VWAP) A$	Fair Value A$
Series 1	Shares	116,538	15-Aug-23	-	-	-	$0.983
Series 2	Rights	21,000	15-Aug-23	22-Dec-24	-	-	$1.095
Series 3	Rights	10,000	15-Aug-23	22-Dec-25	-	-	$1.095
Series 4	Rights	10,000	15-Aug-23	22-Dec-26	-	-	$1.095
Series 5	Rights	200,000	18-Dec-23	23-Apr-26	-	$3.00	$0.788
Series 6	Rights	300,000	18-Dec-23	23-Apr-26	-	$4.00	$0.630
Series 7	Rights	3,330,000	18-Dec-23	21-Dec-28	-	$4.00	$1.008
Series 8	Shares	388,000	30-Jan-24	-	-	-	$1.365
Series 9	Shares	50,000	30-Jan-24	-	-	-	$1.365
Series 10	RSUs	1,434,000	26-Mar-24	31-Dec-27	-	-	$2.270
Series 11	RSUs	2,055,000	9-Apr-24	31-Dec-27	-	-	$2.270
Series 12	RSUs	405,124	22-Nov-23	5-Dec-27	-	-	$1.415
Series 13	Rights	75,000	21-May-24	23-Apr-26	-	$3.00	$1.612
Series 14	Rights	75,000	21-May-24	23-Apr-26	-	$4.00	$1.322

2023	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Vesting Hurdle (30-day VWAP) A$	Fair Value A$
Series 1	Options	1,000,000	14-Sep-22	14-Sep-25	A$1.10	-	$0.519
Series 2	Options	424,372	25-Nov-22	05-Dec-26	A$0.87	-	$0.424
Series 3	RSUs	424,372	25-Nov-22	05-Dec-26	-	-	$0.740
Series 4	Rights	400,000	8-Aug-22	23-Apr-26	-	A$3.00	$0.354
Series 5	Rights	400,000	8-Aug-22	23-Apr-26	-	A$4.00	$0.293
Series 6	Rights	200,000	8-Aug-22	23-Apr-26	-	-	$0.675
Series 7	Rights	10,000	6-Sep-22	23-Apr-26	-	A$2.00	$0.617
Series 8	Rights	15,000	6-Sep-22	23-Apr-26	-	A$3.00	$0.496
Series 9	Rights	35,000	6-Sep-22	23-Apr-26	-	A$4.00	$0.428
Series 10	Rights	10,000	6-Jun-22	23-Apr-26	-	A$2.00	$0.556
Series 11	Rights	15,000	6-Jun-22	23-Apr-26	-	A$3.00	$0.460
Series 12	Rights	20,000	6-Jun-22	23-Apr-26	-	A$4.00	$0.390
Series 13	Rights	10,000	8-Jun-22	31-Dec-24	-	-	$0.780
Series 14	Rights	10,000	8-Jun-22	31-Dec-25	-	-	$0.780
Series 15	Rights	10,000	8-Jun-22	31-Dec-26	-	-	$0.780
Series 16	Shares	687,623	20-Dec-22	-	-	-	$0.775
Series 17	Rights	400,000	1-Feb-23	31-Jan-27	-	-	$0.880
Series 18	Rights	25,000	16-Mar-23	23-Apr-26	-	A$3.00	$0.286
Series 19	Rights	25,000	16-Mar-23	23-Apr-26	-	A$4.00	$0.219
Series 20	Rights	175,000	1-Apr-23	23-Apr-26	-	A$3.00	$0.321
Series 21	Rights	175,000	1-Apr-23	23-Apr-26	-	A$4.00	$0.247

2022	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Vesting Hurdle (30-day VWAP) A$	Fair Value A$
Series 1	Rights	200,000	19-Jul-21	22-Dec-24	-	-	$0.930
Series 2	Rights	200,000	19-Jul-21	22-Dec-25	-	-	$0.930
Series 3	Rights	200,000	19-Jul-21	22-Dec-26	-	-	$0.930
Series 4	Rights	25,000	19-Jul-21	23-Apr-26	-	$4.00	$0.710
Series 5	Rights	25,000	19-Jul-21	23-Apr-24	-	$2.00	$0.699
Series 6	Rights	25,000	19-Jul-21	23-Apr-24	-	$3.00	$0.591
Series 7	Rights	1,000,000	01-Sep-21	23-Apr-26	-	$3.00	$1.195
Series 8	Rights	1,000,000	01-Sep-21	23-Apr-26	-	$4.00	$1.131
Series 9	RSUs	600,000	13-Sep-21	09-Sep-25	-	-	$1.170
Series 10	Options	600,000	13-Sep-21	09-Sep-25	$1.33	-	$0.775
Series 11	Rights	4,000	11-Oct-21	22-Dec-24	-	-	$1.100
Series 12	Rights	6,000	11-Oct-21	22-Dec-25	-	-	$1.100
Series 13	Rights	10,000	11-Oct-21	22-Dec-26	-	-	$1.100
Series 14	Rights	40,000	12-Oct-21	22-Dec-24	-	-	$1.070
Series 15	Rights	40,000	12-Oct-21	22-Dec-25	-	-	$1.070

2022 (Continued)	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Vesting Hurdle (30-day VWAP) A$	Fair Value A$
Series 16	Rights	40,000	12-Oct-21	22-Dec-26	-	-	$1.070
Series 17	Rights	225,000	14-Oct-21	23-Apr-26	-	$4.00	$0.801
Series 18	Rights	25,000	14-Oct-21	23-Apr-24	-	$2.00	$0.790
Series 19	Rights	125,000	14-Oct-21	23-Apr-24	-	$3.00	$0.663
Series 20	Rights	15,000	08-Nov-21	22-Dec-24	-	-	$0.955
Series 21	Rights	15,000	08-Nov-21	22-Dec-25	-	-	$0.955
Series 22	Rights	15,000	08-Nov-21	22-Dec-26	-	-	$0.955
Series 23	Rights	30,000	15-Nov-21	31-Dec-24	-	-	$0.990
Series 24	Rights	30,000	15-Nov-21	31-Dec-25	-	-	$0.990
Series 25	Rights	30,000	15-Nov-21	31-Dec-26	-	-	$0.990
Series 26	Rights	3,500,000	25-Nov-21	23-Apr-26	-	$4.00	$0.644
Series 27	Rights	250,000	06-Dec-21	23-Apr-26	-	$2.00	$0.703
Series 28	Rights	250,000	06-Dec-21	23-Apr-26	-	$3.00	$0.642
Series 29	Rights	500,000	06-Dec-21	23-Apr-26	-	$4.00	$0.594
Series 30	Rights	50,000	15-Dec-21	22-Dec-26	-	-	$0.752
Series 31	Rights	314,998	15-Dec-21	23-Apr-26	-	$2.00	$0.728
Series 32	Rights	100,000	15-Dec-21	22-Dec-26	-	-	$0.700
Series 33	Rights	315,001	15-Dec-21	23-Apr-26	-	$3.00	$0.665
Series 34	Rights	150,000	15-Dec-21	22-Dec-26	-	-	$0.658
Series 35	Rights	325,001	15-Dec-21	23-Apr-26	-	$4.00	$0.616
Series 36	Rights	30,000	01-Jan-22	31-Dec-24	-	-	$0.910
Series 37	Rights	30,000	01-Jan-22	31-Dec-25	-	-	$0.910
Series 38	Rights	30,000	01-Jan-22	31-Dec-26	-	-	$0.910
Series 39	Rights	50,000	01-Jan-22	22-Dec-25	-	$4.00	$0.634
Series 40	Rights	25,000	31-Jan-22	22-Dec-26	-	$4.00	$0.695
Series 41	Rights	25,000	31-Jan-22	22-Dec-24	-	$2.00	$0.684
Series 42	Rights	25,000	31-Jan-22	22-Dec-25	-	$3.00	$0.677
Series 43	Rights	1,000,000	29-Mar-22	06-Apr-25	-	-	$1.235
Series 44	Rights	1,000,000	29-Mar-22	06-Apr-25	-	$4.00	$0.840

(c)	Weighted Average Remaining Contractual Life

At June 30, 2024, the weighted average remaining contractual life of Unlisted Options, Performance Rights and Restricted Stock Units that had been granted as share-based payments was 2.03 years (2023: 2.27 years) (2022: 3.17 years).

(d)	Weighted Average Fair Value

The weighted average fair value of Unlisted Options, Performance Rights and Restricted Stock Units granted as share-based payments by the Group during the year ended June 30, 2024 was A$1.57 (2023: A$0.51) (2022: A$0.85).

(e)	Range of Exercise Prices

At June 30, 2024, the range of exercise prices of Unlisted Options that had been granted as share-based payments was A$0.20 to A$1.33 (2023: A$0.20 to A$0.1.33) (2022: A$0.20 to A$0.1.33).

(f)	Option, Right and RSU Pricing Models

The fair value of granted Options is estimated as at the date of grant using the Black Scholes option valuation model taking into account the terms and conditions upon which the Unlisted Options were granted.

The fair value of granted Rights that have market-based vesting conditions is estimated as at the date of grant using a trinomial valuation model taking into account the market-based vesting criteria upon which the Rights were granted.

The fair value of granted RSUs and Rights that do not have market-based vesting conditions are estimated as at the date of grant based on the underlying share price.

The tables below list the inputs to the valuation models used for Options, Rights, and RSUs granted by the Group during fiscal 2024 and fiscal 2023:

	2024		2023			2022
	RSUs and Rights that don’t have market- based vesting conditions	Rights that have market- based vesting conditions	Options	RSUs and Rights that don’t have market- based vesting conditions	Rights that have market- based vesting conditions	Options	RSUs and Rights that don’t have market- based vesting conditions	Rights that have market- based vesting conditions
Fair value at grant date (weighted average)	A$2.170	A$0.986	A$0.491	A$0.782	A$0.322	A$0.775	A$1.115	A$0.784
Share price at grant date (weighted average)	A$2.170	A$1.361	A$0.880	A$0.927	A$0.708	A$1.170	A$1.115	A$1.022
Vesting hurdle (30-day VWAP) (weighted average)	-	A$3.931	-	-	A$3.49	-	-	A$3.65
Exercise price (weighted average)	-	-	A$1.03	-	-	A$1.33	-	-
Expected life (weighted average) (1)	3.79 years	4.56 years	3.31 years	4.42 years	3.51 years	3.99 years	3.74 years	4.28 years
Risk-free interest rate (weighted average)	-	3.752%	3.310%	-	2.965%	0.175%	-	1.317%
Expected volatility (weighted average) (2)	-	80%	87%	-	78%	100%	-	100%
Expected dividend yield (3)	-	-	-	-	-	-	-	-

Notes:

(1)	The expected life is based on the expiry date of the options or rights.
(2)	The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome.
(3)	The dividend yield reflects the assumption that the current dividend payout will remain unchanged.